Summary of Significant Accounting Policies (Details) - shares	Dec. 31, 2016	Dec. 31, 2015
Investment in Partnership Interest [Abstract]
Percent of interest in the General Partners Controlling Interest	42.20%	42.20%
Interest in the General Partners Controlling Interest (in shares)	1,910,381	1,910,381